Acquisitions and Dispositions (Schedule of Results of Operations of Disposal Groups Reported As Discontinued Operations) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense (benefit)	$ 5	$ (9)	$ (4)	$ (13)